Capital stock - Voting Common Shares (Details) - CAD ($)	May 31, 2024	Aug. 31, 2023	May 31, 2023	Aug. 31, 2022
Disclosure of classes of share capital [line items]
Issued capital	$ 52,494,758	$ 50,395,717
Capital stock
Disclosure of classes of share capital [line items]
Shares outstanding	12,375,576	11,172,800	9,931,985	8,417,923